Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis

The following tables represent the fair value hierarchy of the Company’s financial assets measured at fair value on a recurring basis as of December 31, 2025 and June 30, 2026:

	As of December 31, 2025
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments:
Investment in marketable equity security (i)	1,480	-	-	1,480
Derivative assets
Foreign currency swap contracts (ii)	-	27	-	27
Interest rate swap contracts (ii)	-	53	-	53
Total short-term investments	1,480	80	-	1,560

	As of June 30, 2026
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investment:
Investment in marketable equity security (i)	1,284	-	-	1,284
Total short-term investment	1,284	-	-	1,284

Derivative liabilities:
Foreign currency swap contracts (ii)	-	1,028	-	1,028
Interest rate swap contracts (ii)	-	22	-	22
Total derivative liabilities	-	1,050	-	1,050

(i)	Jilin Zhengye had investment in common shares of Jiangxi Zhengbang Technology Co., Ltd. (“Zhengbang”), which is a public company listed on Shanghai Stock Exchange. The investment in Zhengbang with readily determinable fair value is measured and recorded at fair value using the market approach based on the quoted prices in active markets at the reporting date.

(ii)	Jilin Zhengye entered into foreign currency swap contracts and cross-currency interest rate swap contracts on November 28, 2024 with a commercial bank to (i) exchange its funds denominated in RMB for Japanese Yen (“JPY”) at a fixed exchange rate of 0.047840 with the notional amount of RMB20,222; and (ii) exchange the monthly floating rate interest payment denominated in JPY for a fixed rate of 3.15% interest payment denominated in RMB. The foreign currency swap contracts and cross currency interest rate swap contracts were terminated on November 24, 2025 and November 25, 2025, respectively. Jilin Zhengye determined the foreign currency swap contracts and cross currency interest rate swap contracts as non-designated derivative instruments, which are remeasured to fair value at each reporting date and the fair value of foreign currency swap contracts is based on market quotes for foreign currencies and interest rate swaps are based on market interest curves. As observable inputs are available for these derivatives, they have been classified in Level 2. Changes in the fair value of foreign currency swap derivative and interest rate swap derivative are recognized in the unaudited condensed consolidated statements of operations and comprehensive loss as unrealized gains (losses) on marketable equity securities and derivative instruments.

Jilin Zhengye entered into foreign currency swap contracts and cross-currency interest rate swap contracts on November 7, 2025 with a commercial bank to (i) exchange its funds denominated in RMB for Japanese Yen (“JPY”) at a fixed exchange rate of 0.046410 with the notional amount of RMB10,568; and (ii) exchange the monthly floating rate interest payment denominated in JPY (see Note 7) for a fixed rate of 2.89% interest payment denominated in RMB. The foreign currency swap contracts and cross currency interest rate swap contracts will be terminated on November 5, 2026 and November 6, 2026, respectively. Jilin Zhengye determined the foreign currency swap contracts and cross currency interest rate swap contracts as non-designated derivative instruments, which are remeasured to fair value at each reporting date and the fair value of foreign currency swap contracts is based on market quotes for foreign currencies and interest rate swaps are based on market interest curves. As observable inputs are available for these derivatives, they have been classified in Level 2. Changes in the fair value of foreign currency swap derivative and interest rate swap derivative are recognized in the unaudited condensed consolidated statements of operations and comprehensive loss as unrealized gains (losses) on marketable equity securities and derivative instruments.